Level 4 Debt (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt [Line Items]
Long-term debt	$ 250,000,000		$ 275,000,000	$ 219,560,000
Interest paid	9,200,000	8,400,000	18,100,000	16,700,000	18,600,000
Asset-based revolving credit facility [Member]
Debt [Line Items]
Asset-based revolvoing credit facility	0		25,000,000	0
6.375% senior notes [Member]
Debt [Line Items]
6.375% senior notes, book value	$ 250,000,000		$ 250,000,000	$ 0
Interest rate	6.375%		6.375%